Basis of preparation and accounting policies - Reconciliation shareholders' equity under IFRS-EU and IFRS-IASB (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Disclosure of reconciliation shareholder equity eu ifrs and iasb ifrs [abstract]
In accordance with IFRS-EU (attributable to shareholders of parent)	€ 56,222	€ 54,637
Adjustment of the EU IAS 39 carve-out	(3,132)	(4,081)
Tax effect of the adjustment	805	1,063
Effect of adjustment after tax	(2,327)	(3,018)
Shareholders' equity	53,896	51,619
Non-controlling interests	987	1,022
In accordance with IFRS-IASB Total Equity	€ 54,883	€ 52,640	€ 52,171	€ 51,889